Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Carrying amounts of the Group's right of uses assets and lease liabilities

Set out below, are the carrying amounts of the Company’s right-of-use assets related to buildings used as offices and hubs and lease liabilities and the movements during the year:

	Right-of-use assets			Lease Liabilities
	2020	2019	2018	2020	2019	2018
As of January 1st	88,534	74,822	51,534	103,188	88,739	61,639
New contracts	43,733	36,021	29,335	43,733	36,021	29,335
Re-measurement by index (i)	8,258	3,741	1,558	8,258	3,741	1,558
Lease modification (ii)	(15,934)	—	—	(16,869)	—	—
Depreciation expense (iii)	(12,760)	(9,960)	(7,605)	—	—	—
Reclassification from (to) assets held for sale	16,090	(16,090)	—	19,210	(19,210)	—
Accrued interest	—	—	—	15,086	12,393	10,778
Payment of principal	—	—	—	(6,121)	(6,103)	(3,793)
Rent concession (iv)	—	—	—	(2,046)	—	—
Payment of interest	—	—	—	(15,086)	(12,393)	(10,778)
As of December 31	127,921	88,534	74,822	149,353	103,188	88,739
Current	—	—	—	23,365	17,265	15,397
Non-current	127,921	88,534	74,822	125,988	85,923	73,342
(i)

Lease liabilities and right-of-use assets were incremented with respect to variable lease payments that depend on an index or a rate, as a result of annual rental prices contractually adjusted by market inflation rate General Market Price Index (Índice Geral de Preços do Mercado), or IGP-M.

(ii)

During the year ended in December 31, 2020, the Company partially reduced the scope of a lease contract with a corresponding liability in the amount of R$1,967, and early terminated other seven lease contracts with a corresponding liability in the amount of R$14,902. As a result, a gain of R$1,006 was recognized as Other income (expenses), net, in the statement of profit and loss.

(iii)

In September 2020 was recognized the depreciation expenses from the first eight months of the year in the amount of R$615 due to the reclassification from assets held for sale regarding depreciation that would have been recognized had the assets not been classified as held for sale.

(iv)

The Company has received Covid-19 related rent concessions and has applied the practical expedient introduced by the amendments made to IFRS 16 in May 2020, applied to all qualifying rent concessions. As a result, gains of R$2,046 arising from rent concessions were recognized as Other income (expenses), net, in the statement of profit and loss.